BASIC AND DILUTED NET LOSS PER COMMON SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The computations of basic and diluted net loss per common share are based on the weighted average number of common shares outstanding during the periods as follows:

	For the Three Months Ended
	September 30,
	2017	2016

Numerator: Net loss	$(370,249)	$(424,521)
Denominator: Weighted average number of common shares outstanding	401,673,199	371,151,459
Basic and diluted net loss per common share	$(0.00)	$(0.00)
	For the Nine Months Ended
	September 30,
	2017	2016

Numerator: Net loss	$(1,622,122)	$(1,232,683)
Denominator: Weighted average number of common shares outstanding	398,041,211	370,333,703
Basic and diluted net loss per common share	$(0.00)	$(0.00)

The computations of basic and diluted net loss per common share are based on the weighted average number of common shares outstanding during the years as follows:

	For the Years Ended December 31,
	2016	2015

Numerator (net loss)	$(2,673,836)	$(2,035,922)

Denominator (weighted average number of common shares outstanding)	375,118,494	355,464,753

Basic and diluted net loss per common share	$(0.01)	$(0.01)